Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee of the Board is responsible for the review and approval of our policies and practices with respect to granting equity awards. The Compensation Committee typically targets the second quarter of the fiscal year, shortly after the annual meeting of shareholders and the release of the first quarter financial results, for granting annual stock awards to eligible recipients, absent an extraordinary event. The Compensation Committee believes this aligns timing of equity grants with the planning of annual salary increases (also in the second quarter of our fiscal year), allowing a holistic view of total compensation.
The Compensation Committee seeks to structure equity grants so that they are awarded during an open window period as designated by the Company’s Insider Trading Policy, or, if Compensation Committee approval is provided during a non-window period, are typically made effective on the first business day following our press release with respect to financial results for the prior quarter. This policy is intended to ensure that options are awarded at a time when the exercise price fully reflects all recently disclosed information. In the case of new hires eligible to receive equity grants, grants are generally made on the first business day of the month following the date the individual commences employment.
All grants to executive officers are approved by the Compensation Committee itself and not pursuant to any delegated authority.
The Company never had any programs, policies, or practices which are intended to time stock option grants with the release of material, non-public information in a manner that would provide advantageous option exercise prices to grant recipients. Option exercise prices are, in all cases, equal to the closing price of the Common Shares on the date of grant.
During fiscal 2024, the Company did not award options to any NEO in the period beginning four business days before and ending one business day after the filing of a Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method
The Compensation Committee seeks to structure equity grants so that they are awarded during an open window period as designated by the Company’s Insider Trading Policy, or, if Compensation Committee approval is provided during a non-window period, are typically made effective on the first business day following our press release with respect to financial results for the prior quarter. This policy is intended to ensure that options are awarded at a time when the exercise price fully reflects all recently disclosed information. In the case of new hires eligible to receive equity grants, grants are generally made on the first business day of the month following the date the individual commences employment.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company never had any programs, policies, or practices which are intended to time stock option grants with the release of material, non-public information in a manner that would provide advantageous option exercise prices to grant recipients. Option exercise prices are, in all cases, equal to the closing price of the Common Shares on the date of grant.

MNPI Disclosure Timed for Compensation Value	false